Asset Retirement Obligation	12 Months Ended
Dec. 31, 2022
Asset Retirement Obligation.
Asset Retirement Obligation

7.  Asset Retirement Obligation

Asset retirement obligation primarily consists of estimated costs arising from a contractual obligation to a landlord to remove leasehold improvements from leased properties at the end of the lease contracts for its headquarters and directly-operated salons.

Reconciliation of the beginning and ending amount of asset retirement obligation for the years ended December 31, 2022 and 2021 is as follows:

	Thousands of Yen
	2022	2021
Beginning balance	¥298,994	¥191,192
Liabilities incurred	2,150	114,946
Liabilities settled	(14,639)	(9,316)
Accretion expense	24,424	2,172
Ending balance	¥310,929	¥298,994

As of December 31, 2022, the amounts of ¥310,929 thousand asset retirement obligation are included in asset retirement obligation in the consolidated balance sheets.

As of December 31, 2021, the amounts of ¥2,593 thousand and ¥296,401 thousand asset retirement obligation are included in other current liabilities and asset retirement obligation, respectively, in the consolidated balance sheets.